Other Accounts Payables (Details) - Schedule of other accounts payables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of other accounts payables [Abstract]
Employees and payroll accruals	$ 7,031	$ 5,669
Government grants	222
Accrued Expenses and Others	294	142
Total Other Accounts Payables	$ 7,547	$ 5,811